NON-CONTROLLING INTERESTS - Rollforward of Participating Non-Controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of subsidiaries [line items]
Change in ownership (Note 2)	$ 0		$ 0
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance			9,305
Net income (loss)	9	$ (37)	(104)	$ (47)
Change in ownership (Note 2)	100		231
Ending Balance	9,728		9,728
Participating non-controlling interests – in operating subsidiaries | Total
Disclosure of subsidiaries [line items]
Beginning Balance			9,305
Net income (loss)			(104)
Other comprehensive (loss) income			451
Capital contributions			391
Distributions			(525)
Change in ownership (Note 2)			231
Other			(21)
Ending Balance	9,728		$ 9,728
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Beginning Balance			$ 39
Net income (loss)			0
Other comprehensive (loss) income			0
Capital contributions			0
Distributions			0
Change in ownership (Note 2)			0
Other			(1)
Ending Balance	38		38
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			1,171
Net income (loss)			7
Other comprehensive (loss) income			(10)
Capital contributions			0
Distributions			(352)
Change in ownership (Note 2)			0
Other			(7)
Ending Balance	809		$ 809
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 745
Net income (loss)			(50)
Other comprehensive (loss) income			(41)
Capital contributions			0
Distributions			(2)
Change in ownership (Note 2)			0
Other			(3)
Ending Balance	649		$ 649
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			35.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Beginning Balance			$ 871
Net income (loss)			(36)
Other comprehensive (loss) income			56
Capital contributions			0
Distributions			0
Change in ownership (Note 2)			0
Other			0
Ending Balance	891		891
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Beginning Balance			812
Net income (loss)			(3)
Other comprehensive (loss) income			47
Capital contributions			0
Distributions			(17)
Change in ownership (Note 2)			0
Other			(2)
Ending Balance	837		$ 837
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Income Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			7.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Income Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional partners
Disclosure of subsidiaries [line items]
Interests held by third parties			54.00%
Beginning Balance			$ 4,268
Net income (loss)			27
Other comprehensive (loss) income			427
Capital contributions			0
Distributions			(138)
Change in ownership (Note 2)			0
Other			0
Ending Balance	4,584		$ 4,584
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Beginning Balance			$ 24
Net income (loss)			0
Other comprehensive (loss) income			2
Capital contributions			0
Distributions			0
Change in ownership (Note 2)			0
Other			0
Ending Balance	26		$ 26
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Beginning Balance			$ 196
Net income (loss)			7
Other comprehensive (loss) income			0
Capital contributions			0
Distributions			0
Change in ownership (Note 2)			0
Other			0
Ending Balance	203		$ 203
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties			19.00%
Beginning Balance			$ 113
Net income (loss)			(21)
Other comprehensive (loss) income			(1)
Capital contributions			0
Distributions			0
Change in ownership (Note 2)			0
Other			(1)
Ending Balance	90		90
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning Balance			1,066
Net income (loss)			(35)
Other comprehensive (loss) income			(29)
Capital contributions			391
Distributions			(16)
Change in ownership (Note 2)			231
Other			(7)
Ending Balance	$ 1,601		$ 1,601
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			1.30%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%